Asset Acquisition (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 22, 2020 CNY (¥) shares	Jul. 22, 2020 USD ($) shares	May 31, 2021 $ / shares shares	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Jul. 22, 2020 USD ($)
Asset Acquisition (Details) [Line Items]
Cash consideration							¥ 6,484	¥ 39,498
Remaining cash consideration								165,808				$ 23,200
Liability				¥ 159,328	¥ 165,033		¥ 164,254			$ 23,200	$ 23,200
Common Stock [Member]
Asset Acquisition (Details) [Line Items]
Ordinary shares subject to a make whole cash (in Shares)					57,786,458	57,786,458
Cash settlement to provision (in Shares)					20,860,749	20,860,749
Ordinary share classification (in Shares)					57,786,458	57,786,458
Great Alliance Coliving Limited [Member]
Asset Acquisition (Details) [Line Items]
Acquire assets	72,000	72,000		72,000	72,000	72,000
Great Alliance Coliving Limited [Member] | Rental Contracts [Member]
Asset Acquisition (Details) [Line Items]
Acquire assets	72,000	72,000
Beautiful House [Member]
Asset Acquisition (Details) [Line Items]
Liabilities | ¥	¥ 349,665				¥ 349,665
Cash consideration	205,306												$ 29,000
Share issued (in Shares)			186,375,850
Share consideration	¥ 289,733	$ 42,673						289,733
Cash consideration								39,498	$ 5,800
Transaction costs | ¥								¥ 0
Rental agreement trademarks | ¥					649,733
Consideration | ¥					194,971
Consideration total | ¥					¥ 495,039
Ordinary share delievered (in Shares)			57,786,458
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty One [Member]
Asset Acquisition (Details) [Line Items]
Shares payable instalments percentage	30.00%												30.00%
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Two [Member]
Asset Acquisition (Details) [Line Items]
Shares payable instalments percentage	40.00%												40.00%
Beautiful House [Member] | Lock In Period Expiring On Thirtieth June Two Thousand And Twenty Three [Member]
Asset Acquisition (Details) [Line Items]
Shares payable instalments percentage	30.00%												30.00%
Beautiful House [Member] | Fair Value, Inputs, Level 3 [Member]
Asset Acquisition (Details) [Line Items]
Rental agreement trademarks | ¥	¥ 289,591
Consideration | ¥	¥ 86,900
Beautiful House [Member] | Common Stock [Member]
Asset Acquisition (Details) [Line Items]
Share issued (in Shares)			186,375,850
Ordinary share delievered (in Shares)			57,786,458
Seller lower amount (in Dollars per share) | $ / shares			$ 0.4014
Ordinary shares redemption (in Shares)			20,860,749
Redemption price per share (in Dollars per share) | $ / shares			$ 0.4015
Beautiful House [Member] | Common Stock [Member] | Common Class A [Member]
Asset Acquisition (Details) [Line Items]
Share issued (in Shares)	128,589,392	128,589,392